Fair Value Measurements - Schedule of Determine the Fair Value (Details) - Series A Warrants [Member]	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Mar. 15, 2024
Stock price [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input	6.31	7.09	35	87
Risk free rate [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input	3.8	3.6	4.4	4.2
Expected volatility [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input	170	165	102.5	82.5
Expected dividend rate [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input	0	0	0	0
Exercise Price [Member]
Schedule of Determine the Fair Value [Line Items]
Fair value measurement input	3.1	3.1	16.37	37.5